PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Shuhai [Member]
Security deposit		$ 16,188
Agency fee for ISP qualification		7,197
Prepaid for software		1,047
Others		993
Total		25,425
Datasea [Member]
Security deposit	$ 16,631
Others	5,080
Total	$ 21,711	$ 25,425